Federated Municipal Ultrashort fund

Class A Shares

(A Portfolio of Federated Fixed Income Securities, Inc.)
SUPPLEMENT TO PROSPECTUS DATED NOVEMBER 30, 2008

The following changes are effective December 31, 2008.

Under the heading entitled “How is the Fund Sold?,” please replace the current disclosure with the following:

The Fund offers two Share classes:  Class A Shares and Institutional Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Class A Shares.  All Share classes have different sales charges and other expenses which affect their performance.  The additional class of Shares, which is offered by a separate prospectus, may be preferable for certain shareholders. Please note that certain purchase restrictions may apply. Contact your financial intermediary or call 1-800-341-7400 for more information concerning the other class.

December 19, 2008

Cusip   31417P866
39743 (12/08)

Federated Municipal Ultrashort fund

Institutional Shares

(A Portfolio of Federated Fixed Income Securities, Inc.)
SUPPLEMENT TO PROSPECTUS DATED NOVEMBER 30, 2008

The following changes are effective December 31, 2008.

1. Under the heading entitled “How is the Fund Sold?,” please replace the current disclosure with the following:

The Fund offers two Share classes:  Institutional Shares and Class A Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Shares. All Share classes have different expenses which affect their performance. Contact your financial intermediary or call 1-800-341-7400 for more information concerning the other class.

The Fund’s Distributor, Federated Securities Corp., markets the Shares described in this prospectus to Eligible Investors, as described below.  In connection with a request to purchase Shares, you should provide documentation sufficient to verify your status as an Eligible Investor.  As a general matter, Shares are not available for direct investment by natural persons.

The following categories of Eligible Investors are not subject to any minimum initial investment amount for the purchase of Shares (however, such accounts remain subject to the Fund’s policy on “Accounts with Low Balances” as discussed later in this prospectus):

•	An investor participating in a wrap program or other fee-based program sponsored by a financial intermediary;

•	An investor participating in a no-load network or platform sponsored by a financial intermediary where Federated has entered into an agreement with the intermediary;

•
A trustee/director, employee or former employee of the Fund, the Adviser, the Distributor and their affiliates; an immediate family member of these individuals, or a trust, pension or profit-sharing plan for these individuals;

•	An employer-sponsored retirement plan;

•	A trust institution investing on behalf of its trust customers;

•	Additional sales to an investor (including a natural person) who owned Institutional Shares of the Fund as of December 31, 2008; and

•
An investor (including a natural person) who acquired Institutional Shares of a Federated Fund pursuant to the terms of an agreement and plan of reorganization which permits the investor to acquire such shares.

The following categories of Eligible Investors are subject to applicable minimum initial investment amounts for the purchase of Shares (see “How To Purchase Shares” below.):

•	An investor purchasing Shares through a financial intermediary other than pursuant to an Eligible Investor arrangement described above;

•	An investor, other than a natural person, purchasing Shares directly from the Fund; and

•	In connection with an initial purchase of Shares through an exchange, an investor (including a natural person) who owned Institutional Shares of another Federated Fund as of December 31, 2008.

The Fund may not be a suitable investment for retirement plans.  Under the Distributor’s Contract with the Fund, the Distributor offers Shares on a continuous, best-efforts basis. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

2. Under the heading “How to Purchase Shares,” please delete the first three paragraphs and replace them with the following:

Eligible Investors may purchase Shares through a financial intermediary, directly from the Fund or through an exchange from another Federated fund in the manner described above under “How Is the Fund Sold?”. The Fund reserves the right to reject any request to purchase or exchange Shares.

Where applicable, the required minimum initial investment for Fund Shares is generally $1,000,000.  There is no required minimum subsequent investment amount.  All accounts, including those for which there is no minimum initial investment amount required, are subject to the Fund’s policy on “Accounts with Low Balances” as discussed later in this prospectus.

Financial intermediaries may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund. Keep in mind that financial intermediaries may charge you fees for their services in connection with your Share transactions.

3. Under the heading “Accounts with Low Balances,” please replace the current disclosure with the following:

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions or exchanges cause the account balance to fall below $25,000. Before an account is closed, you will be notified and allowed at least 30 days to purchase additional Shares to meet the minimum.

December 30, 2008

Cusip   31417P858
39742 (12/08)

Federated Strategic Income Fund
Class A Shares
Class B Shares
Class C Shares
Class F Shares

( A Portfolio of Federated Fixed Income Securities, Inc.)
SUPPLEMENT TO PROSPECTUS DATED JANUARY 31, 2008

The following changes are effective December 31, 2008.

Under the heading entitled “How is the Fund Sold?,” please replace the current disclosure with the following:

The Fund offers five Share classes: Class A Shares, Class B Shares, Class C Shares, Class F Shares and Institutional Shares, each representing interests in a single portfolio of securities.  This prospectus relates only to Class A Shares, Class B Shares, Class C Shares and Class F Shares. All Share classes have different sales charges and other expenses which affect their performance.  The additional class of Shares, which is offered by a separate prospectus, may be preferable for certain shareholders. Please note that certain purchase restrictions may apply. Contact your financial intermediary or call 1-800-341-7400 for more information concerning the other class.

December 19, 2008

Cusip  31429A105
Cusip  31429A204
39741(12/08)

Federated Strategic Income Fund
Institutional Shares

(A Portfolio of Federated Fixed Income Securities, Inc.)
SUPPLEMENT TO PROSPECTUS DATED JANUARY 31, 2008

The following changes are effective December 31, 2008.

1. Under the heading entitled “How is the Fund Sold?,” please replace the current disclosure with the following:

The Fund offers five Share classes: Class A Shares, Class B Shares, Class C Shares, Class F Shares and Institutional Shares, each representing interests in a single portfolio of securities.  This prospectus relates only to Institutional Shares. All Share classes have different sales charges and other expenses which affect their performance.  Contact your financial intermediary or call 1-800-341-7400 for more information concerning the other class.

The Fund’s Distributor, Federated Securities Corp., markets the Shares described in this prospectus to Eligible Investors, as described below.  In connection with a request to purchase Shares, you should provide documentation sufficient to verify your status as an Eligible Investor.  As a general matter, Shares are not available for direct investment by natural persons.

The following categories of Eligible Investors are not subject to any minimum initial investment amount for the purchase of Shares (however, such accounts remain subject to the Fund’s policy on “Accounts with Low Balances” as discussed later in this prospectus):

•	An investor participating in a wrap program or other fee-based program sponsored by a financial intermediary;

•	An investor participating in a no-load network or platform sponsored by a financial intermediary where Federated has entered into an agreement with the intermediary;

•
A trustee/director, employee or former employee of the Fund, the Adviser, the Distributor and their affiliates; an immediate family member of these individuals, or a trust, pension or profit-sharing plan for these individuals;

•	An employer-sponsored retirement plan;

•	A trust institution investing on behalf of its trust customers;

•	Additional sales to an investor (including a natural person) who owned Institutional Shares of the Fund as of December 31, 2008; and

•
An investor (including a natural person) who acquired Institutional Shares of a Federated Fund pursuant to the terms of an agreement and plan of reorganization which permits the investor to acquire such shares.

The following categories of Eligible Investors are subject to applicable minimum initial investment amounts for the purchase of Shares (see “How To Purchase Shares” below.):

•	An investor purchasing Shares through a financial intermediary other than pursuant to an Eligible Investor arrangement described above;

•	An investor, other than a natural person, purchasing Shares directly from the Fund; and

•	In connection with an initial purchase of Shares through an exchange, an investor (including a natural person) who owned Institutional Shares of another Federated Fund as of December 31, 2008.

Under the Distributor’s Contract with the Fund, the Distributor offers Shares on a continuous, best-efforts basis. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

2. Under the heading “How to Purchase Shares,” please delete the first three paragraphs and replace them with the following:

Eligible Investors may purchase Shares through a financial intermediary, directly from the Fund or through an exchange from another Federated fund in the manner described above under “How Is the Fund Sold?”. The Fund reserves the right to reject any request to purchase or exchange Shares.

Where applicable, the required minimum initial investment for Fund Shares is generally $1,000,000.  There is no required minimum subsequent investment amount.  All accounts, including those for which there is no minimum initial investment amount required, are subject to the Fund’s policy on “Accounts with Low Balances” as discussed later in this prospectus.

Financial intermediaries may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund. Keep in mind that financial intermediaries may charge you fees for their services in connection with your Share transactions.

3. Under the heading “Accounts with Low Balances,” please replace the first sentence with the following:

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions or exchanges cause the account balance to fall below $25,000. Before an account is closed, you will be notified and allowed at least 30 days to purchase additional Shares to meet the minimum.

December 30, 2008

Cusip   31417P841
39740 (12/08)